Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	6 Months Ended
Jun. 30, 2026
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	Net interest income and net gains (losses) on financial
assets/liabilities at fair value through profit or loss

	Three months ended		Six months ended
in € m.	Jun 30, 2026	Jun 30, 2025	Jun 30, 2026	Jun 30, 2025
Net interest income	4,349	3,891	8,382	7,727
Trading income (loss)[1]	2,287	1,753	2,783	3,044
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	101	63	100	139
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(142)	(140)	323	(178)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,246	1,676	3,205	3,005
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	6,594	5,567	11,587	10,732
Personal Banking	959	935	2,183	1,967
Wealth Management	622	549	1,225	1,111
Private Bank	1,582	1,484	3,408	3,079
Asset Management	236	3	208	(39)
Corporate Treasury Services	699	708	1,408	1,427
Institutional Client Services	199	242	367	474
Business Banking	262	250	519	508
Corporate Bank	1,161	1,200	2,293	2,409
Fixed Income & Currencies	2,615	2,279	5,497	5,168
Remaining products	(112)	(83)	(129)	(191)
Investment Bank	2,503	2,195	5,367	4,976
Corporate & Other	1,112	684	311	307
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	6,594	5,567	11,587	10,732
Prior year’s comparatives aligned to presentation in the current year
[1]Trading income includes gains and losses from derivatives not qualifying for hedge accounting